Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value of Financial Instruments [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

	Fair Value Measurement Reporting Date using

Description	Total	Level 1	Level 2	Level 3
December 31, 2015
Available for Sale:
U.S. Government agencies	$9,169	$-	$9,169	$-
States and political subdivisions	60,755	-	60,755	-
Corporate obligations	4,974	-	4,974	-
Mortgage-backed securities-government
sponsored entities	63,569	-	63,569	-
Equity securities-financial services	384	384	-	-
Total available for sale	$138,851	$384	$138,467	$-

December 31, 2014
Available for Sale:
U.S. Government agencies	$28,975	$-	$28,975	$-
States and political subdivisions	54,332	-	54,332	-
Corporate obligations	6,486	-	6,486	-
Mortgage-backed securities-government
sponsored entities	66,204	-	66,204	-
Equity securities-financial services	398	398	-	-
Total available for sale	$156,395	$398	$155,997	$-

Fair Value, Assets Measured on Nonrecurring Basis [Table Text Block]

	Fair Value Measurement Reporting Date using

Description	Total	Level 1	Level 2	Level 3
December 31, 2015
Impaired Loans	$7,615	$-	$-	$7,615
Foreclosed real estate	2,847	-	-	2,847

December 31, 2014
Impaired Loans	$11,312	$-	$-	$11,312
Foreclosed real estate	3,726	-	-	3,726

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]

	Quantitative Information about Level 3 Fair Value Measurements
(In thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2015
Impaired loans	$2,574	Appraisal of collateral(1)	Appraisal adjustments(2)	10% (10%)
Impaired loans	$5,041	Present value of future cash flows	Loan discount rate	4-7% (5.61%)
			Probability of default	0%

Foreclosed real estate owned	$2,847	Appraisal of collateral(1)	Liquidation Expenses(2)	10%

	Quantitative Information about Level 3 Fair Value Measurements
(In thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2014
Impaired loans	$11,312	Appraisal of collateral(1)	Appraisal adjustments(2)	6 - 33% (23.35%)

Foreclosed real estate owned	$3,726	Appraisal of collateral(1)	Liquidation Expenses(2)	10%

Fair Value, by Balance Sheet Grouping [Table Text Block]

	Fair Value Measurements at December 31, 2015

	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$10,010	$10,010	$10,010	$-	$-
Securities	138,851	138,851	384	138,467	-
Loans receivable, net	552,627	559,416	-	-	559,416
Mortgage servicing rights	261	291	-	-	291
Regulatory stock	3,412	3,412	3,412	-	-
Bank owned life insurance	18,820	18,820	18,820	-	-
Accrued interest receivable	2,363	2,363	2,363	-	-

Financial liabilities:
Deposits	550,909	551,175	354,162	-	197,013
Short-term borrowings	53,235	53,235	53,235	-	-
Other borrowings	41,126	41,260	-	-	41,260
Accrued interest payable	957	957	957	-	-

Off-balance sheet financial instruments:
Commitments to extend credit and outstanding letters of credit	-	-	-	-	-

	Fair Value Measurements at December 31, 2014

	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$12,376	$12,376	$12,376	$-	$-
Securities	156,395	156,395	398	155,997	-
Loans receivable, net	495,260	507,833	-	-	507,833
Mortgage servicing rights	271	277	-	-	277
Regulatory stock	1,714	1,714	1,714	-	-
Bank owned life insurance	18,284	18,284	18,284	-	-
Accrued interest receivable	2,339	2,339	2,339	-	-

Financial liabilities:
Deposits	559,944	560,243	338,112	-	222,131
Short-term borrowings	25,695	25,695	25,695	-	-
Other borrowings	22,200	23,228	-	-	23,228
Accrued interest payable	966	966	966	-	-

Off-balance sheet financial instruments:
Commitments to extend credit and outstanding letters of credit	-	-	-	-	-